Taxation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Taxation
6.	Taxation

6A.	Income tax

Income tax on the profit for the year comprises current and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised directly in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the balance sheet date, and any adjustments to tax payable in respect of previous years.
Current tax in the consolidated income statement will differ from the income tax paid in the consolidated cash flow statement primarily because of deferred tax arising on temporary differences and payment dates for income tax occurring after the balance sheet date.
Unilever is subject to taxation in the many countries in which it operates. The tax legislation of these countries differs, is often complex and is subject to interpretation by management and the government authorities. These matters of judgement give rise to the need to create provisions for tax payments that may arise in future years with respect to transactions already undertaken. Provisions are made against individual exposures and take into account the specific circumstances of each case, including the strength of technical arguments, recent case law decisions or rulings on similar issues and relevant external advice. The provision is estimated based on one of two methods, the expected value method (the sum of the probability weighted amounts in a range of possible outcomes) or the single most likely amount method, depending on which is expected to better predict the resolution of the uncertainty.

	€ million	€ million	€ million
	2019	2018	2017
Tax charge in income statement		(Restated) (a)	(Restated) (a)
Current tax
Current year	(2,098)	(2,647)	(2,398)
Over/(under) provided in prior years	119	(10)	(21)

	(1,979)	(2,657)	(2,419)

Deferred tax
Origination and reversal of temporary differences	(255)	5	53
Changes in tax rates	(59)	(12)	604
Recognition of previously unrecognised losses brought forward	30	92	92

	(284)	85	749

	(2,263)	(2,572)	(1,670)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

	%	%	%
		2018	2017
Reconciliation of effective tax rate	2019	(Restated) (a)	(Restated) (a)
Computed rate of tax (b)	24	25	26
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(3)	(4)
Withholding tax on dividends	3	2	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	—	1	—
Transfer to/(from) unrecognised deferred tax assets	(2)	—	1
Others	1	(1)	(1)
Underlying effective tax rate	26	26	26
Non-underlying items within operating profit (c)	—	(1)	1
Premium paid on Buyback of preference shares (c)	—	—	1
Impact of US tax reform (c)	—	—	(7)
Impact of Spreads disposal (c)	—	(4)	—
Taxes related to the reorganisation of our European business (c)	2	—	—
Effective tax rate	28	21	21

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(c)	See note 3 for explanation of non-underlying items.

Our tax rate is reduced by incentive tax credits, the benefit from preferential tax regimes that have been legislated by the countries and provinces concerned in order to promote economic development and investment. The tax rate is increased by business expenses which are not deductible for tax, such as entertainment costs and some interest expense and by irrecoverable withholding taxes on dividends paid by subsidiary companies and on other cross-border payments such as royalties and service fees, which cannot be offset against other taxes due. Uncertain tax provisions including the related interest and penalties amounted to €787 million (2018: €716
million). Whilst the potential outcomes for the tax matters giving rise to this provision are highly variable our expectation is that there will be no material change to any of the amounts provided for in the 12 months from 31 December 2019. In 2018 the effective tax rate was reduced by the impact of the spreads disposals where a significant part of the disposals benefited from the participation exemption in the Netherlands.
The Group’s future tax charge and effective tax rate could be affected by several factors, including changes in tax laws and their interpretation and still to be determined tax reform proposals in the EU, Switzerland and the continuing OECD international tax reform work, as well as the impact of acquisitions, disposals and any restructuring of our businesses.
In September, India announced a change in tax legislation backdated to 1 April 2019. The favourable impact for Unilever of a reduction in the tax rate to
25.17% was partially offset by the reduction in various tax incentives.

6B.	Deferred tax

Deferred tax is recognised using the liability method on taxable temporary differences between the tax base and the accounting base of items included in the balance sheet of the Group. Certain temporary differences are not provided for as follows:

•	goodwill not deductible for tax purposes;

•	the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and

•	differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future.
The amount of deferred tax provided is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted, or substantively enacted, at the year end.
A deferred tax asset is recognised only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2019 and 2018	As at 1 January 2019	Income statement	Other	As at 31 December 2019	As at 1 January 2018 (Restated) (a)	Income statement (Restated) (a)	Other (Restated) (a)	As at 31 December 2018 (Restated) (a)
Pensions and similar obligations	404	(81)	(51)	272	316	(26)	114	404
Provisions and accruals	821	(73)	8	756	653	193	(25)	821
Goodwill and intangible assets	(1,911)	(31)	(154)	(2,096)	(1,652)	(154)	(105)	(1,911)
Accelerated tax depreciation	(679)	12	(18)	(685)	(679)	5	(5)	(679)
Tax losses	130	63	(9)	184	130	11	(11)	130
Fair value gains	155	(200)	(5)	(50)	100	58	(3)	155
Fair value losses	22	(2)	(5)	15	24	(2)	—	22
Share-based payments	175	(39)	20	156	194	(14)	(5)	175
Other	77	73	11	161	86	11	(20)	77
Lease liability	428	(113)	4	319	441	2	(15)	428
Right of use asset	(370)	107	(6)	(269)	(383)	1	12	(370)

	(748)	(284)	(205)	(1,237)	(770)	85	(63)	(748)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
At the balance sheet date, the Group had unused tax losses of €4,790 million (2018: €5,346 million) and tax credits amounting to €524 million (2018: €570 million) available for offset against future taxable profits. Deferred tax assets have not been recognised in respect of unused tax losses of €4,272 million (2018: €4,914 million) and tax credits of €497 million (2018: €570 million), as it is not probable that there will be future taxable profits within the entities against which the losses can be utilised.
Of these losses
€
4,108 million

(2018: €4,752 million)
have expiry dates, the majority bein
g

corporate income tax losses in the Netherlands which expire between now and
2026
.

Other deductible temporary differences of €48 million (2018: €48 million) have not been recognised as a deferred tax asset. There is no expiry date for these differences.
At the balance sheet date, the aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised was €2,476 million (2018: €2,681 million). No liability has been recognised in respect of these differences because the Group is in a position to control the timing of the reversal of the temporary differences, and it is probable that such differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2019	Assets 2018 (Restated) (a)	Liabilities 2019	Liabilities 2018 (Restated) (a)	Total 2019	Total 2018 (Restated) (a)
Pensions and similar obligations	402	334	(130)	70	272	404
Provisions and accruals	495	578	261	243	756	821
Goodwill and intangible assets	248	41	(2,344)	(1,952)	(2,096)	(1,911)
Accelerated tax depreciation	(67)	(64)	(618)	(615)	(685)	(679)
Tax losses	153	126	31	4	184	130
Fair value gains	(14)	12	(36)	143	(50)	155
Fair value losses	—	2	15	20	15	22
Share-based payments	31	59	125	116	156	175
Other	60	29	101	48	161	77
Lease liability	170	245	149	183	319	428
Right of use asset	(142)	(210)	(127)	(160)	(269)	(370)

	1,336	1,152	(2,573)	(1,900)	(1,237)	(748)

Of which deferred tax to be recovered/(settled) after more than 12 months	1,030	856	(2,681)	(2,027)	(1,651)	(1,171)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

6C.	Tax on items recognised in equity or other comprehensive income

Income tax is recognised in equity or other comprehensive income for items recognised directly in equity or other comprehensive income.

Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2019 and 2018	Before t ax 2019	T ax (charge)/ credit 2019	After tax 2019	Befor e tax 2018 (Restated) (a)	Tax (charge)/ credit 2018 (Restated) (a)	After tax 2018 (Restated) (a)
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	35	(6)	29	51	—	51
Cash flow hedges	198	(22)	176	(70)	15	(55)
Remeasurements of defined benefit pension plans	381	(28)	353	(437)	109	(328)
Currency retranslation gains/(losses) (a)	6	(21)	(15)	(847)	8	(839)

	620	(77)	543	(1,303)	132	(1,171)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.